Offerings - Offering: 1	Mar. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	7,410,000
Proposed Maximum Offering Price per Unit	2.3336
Maximum Aggregate Offering Price	$ 17,291,976.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,388.03
Offering Note	1a. Represents shares issuable under the Registrant’s May 2017 Stock Option Plan, 2019 Stock Option Plan, 2021 Share Option Plan, 2022 Share Option Plan, 2023 Share Option Plan, 2023 Share Option Plan, 2024 Share Option Plan and 2025 Share Option Plan.

1b. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such indeterminate number of additional Ordinary Shares of the Registrant as is necessary to eliminate any dilutive effect of any future share consolidation, share dividend or similar transaction.

1c. Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based on the average of the high and low prices for the Registrant’s Ordinary Shares on March 31, 2026, as reported on The Nasdaq Capital Market.